COMMITMENTS, CONTINGENCIES, CONCENTRATIONS OF RISK AND LITIGATION - Summary of future minimum lease payments on non-cancelable operating leases (Details 3) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 26,727
2017	24,439
2018	18,170
2019	10,031
2020	4,103
Thereafter	8,368
Operating leases, future minimum payments due, Total	$ 91,838